Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	$ 10,000	$ 10,397	$ 10,423	$ 10,440	$ 10,214	$ 10,671		$ 10,879	$ 11,084	$ 11,496	$ 11,504	$ 11,626	$ 11,745	$ 11,851	$ 12,074	$ 12,098	$ 12,393	$ 12,663	$ 13,048	$ 13,178	$ 13,873	$ 13,361	$ 13,093	$ 13,143	$ 13,514	$ 13,602	$ 14,054	$ 14,547	$ 14,571	$ 13,498	$ 13,769	$ 12,487	$ 13,559	$ 14,036	$ 14,241	$ 14,810	$ 13,851	$ 14,824	$ 15,044	$ 14,738	$ 14,996	$ 15,319	$ 15,902	$ 16,361	$ 16,343	$ 15,005	$ 12,941	$ 14,655	$ 15,439	$ 15,792	$ 16,689	$ 17,898	$ 17,246	$ 16,874	$ 18,927	$ 19,778	$ 19,690	$ 20,306	$ 21,033	$ 22,118	$ 22,219	$ 22,767	$ 23,152	$ 23,812	$ 22,743	$ 24,281	$ 23,912	$ 24,853	$ 23,391	$ 22,802	$ 23,542	$ 21,429	$ 21,400	$ 19,610	$ 21,450	$ 20,649	$ 18,734	$ 20,271	$ 21,329	$ 20,080	$ 21,463	$ 20,961	$ 21,522	$ 21,751	$ 21,836	$ 23,327	$ 24,163	$ 23,696	$ 22,568	$ 21,969	$ 24,018	$ 25,292	$ 25,572	$ 26,956	$ 27,826	$ 26,602	$ 27,858	$ 28,721	$ 29,255	$ 29,892	$ 30,510	$ 30,286	$ 32,301	$ 31,313	$ 32,302	$ 31,683	$ 29,835	$ 29,635	$ 31,513	$ 33,114	$ 33,843	$ 34,626	$ 35,821	$ 36,589	$ 36,690	$ 36,682	$ 37,251	$ 37,074	$ 35,231	$ 38,825	$ 40,792	$ 40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,827	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,827	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,827	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,827	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,827	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,827	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,397	10,423	10,440	10,214	10,671		10,879	11,084	11,496	11,504	11,626	11,745	11,851	12,074	12,098	12,393	12,663	13,048	13,178	13,873	13,361	13,093	13,143	13,514	13,602	14,054	14,547	14,571	13,498	13,769	12,487	13,559	14,036	14,241	14,810	13,851	14,824	15,044	14,738	14,996	15,319	15,902	16,361	16,343	15,005	12,941	14,655	15,439	15,792	16,689	17,898	17,246	16,874	18,927	19,778	19,690	20,306	21,033	22,118	22,219	22,767	23,152	23,812	22,743	24,281	23,912	24,853	23,391	22,802	23,542	21,429	21,400	19,610	21,450	20,649	18,734	20,271	21,329	20,080	21,463	20,961	21,522	21,751	21,836	23,327	24,163	23,696	22,568	21,969	24,018	25,292	25,572	26,956	27,826	26,602	27,858	28,721	29,255	29,892	30,510	30,286	32,301	31,313	32,302	31,683	29,835	29,635	31,513	33,114	33,843	34,626	35,821	36,589	36,690	36,682	37,251	37,074	35,231	38,825	40,792	40,672
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,827	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,827	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,063	10,052	10,046	9,969	9,733		9,747	9,766	9,832	9,827	9,902	9,979	9,969	10,011	10,101	10,053	10,059	10,046	10,092	9,976	9,881	9,945	9,871	9,941	9,929	9,931	9,995	9,931	9,852	9,911	10,093	10,200	10,195	10,390	10,393	10,577	10,710	10,734	11,012	10,953	10,986	10,981	10,973	11,184	11,386	11,319	11,520	11,573	11,646	11,820	11,725	11,718	11,666	11,781	11,797	11,712	11,543	11,399	11,489	11,527	11,607	11,737	11,715	11,614	11,610	11,645	11,615	11,365	11,238	10,926	10,511	10,579	10,413	10,667	10,366	9,918	9,790	10,150	10,104	10,415	10,145	10,403	10,466	10,352	10,315	10,308	10,242	9,982	9,824	10,269	10,662	10,633	10,483	10,580	10,312	10,487	10,587	10,834	10,990	11,137	10,860	10,975	10,796	10,853	11,092	11,096	11,140	11,060	11,230	11,200	11,334	11,458	11,529	11,601	11,584	11,596	11,786	11,578	11,591	11,628	11,656
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderate Target Risk Index
Accumulated Value	10,000	10,279	10,301	10,340	10,189	10,245		10,379	10,547	10,761	10,814	10,927	11,053	11,095	11,284	11,341	11,472	11,615	11,773	11,901	12,224	11,873	11,797	11,809	11,881	11,863	12,070	12,176	12,163	11,590	11,751	11,335	11,957	12,164	12,318	12,556	12,180	12,704	12,744	12,635	12,821	13,033	13,213	13,491	13,456	12,859	11,686	12,519	12,919	13,174	13,642	14,051	13,807	13,622	14,769	15,221	15,128	15,311	15,551	15,999	16,220	16,326	16,443	16,658	16,216	16,615	16,314	16,772	16,139	15,891	15,902	14,972	15,015	14,099	14,821	14,369	13,264	13,708	14,605	14,294	15,078	14,652	14,912	15,049	14,784	15,282	15,647	15,300	14,780	14,359	15,417	16,184	16,164	16,426	16,817	16,289	16,719	16,862	17,292	17,679	18,038	17,571	18,061	17,522	17,972	18,110	17,818	17,995	18,477	19,040	19,102	19,515	19,919	20,085	20,178	20,316	20,790	21,284	20,109	21,222	21,870	22,006
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderate Target Risk Index
Accumulated Value	10,000	10,279	10,301	10,340	10,189	10,245		10,379	10,547	10,761	10,814	10,927	11,053	11,095	11,284	11,341	11,472	11,615	11,773	11,901	12,224	11,873	11,797	11,809	11,881	11,863	12,070	12,176	12,163	11,590	11,751	11,335	11,957	12,164	12,318	12,556	12,180	12,704	12,744	12,635	12,821	13,033	13,213	13,491	13,456	12,859	11,686	12,519	12,919	13,174	13,642	14,051	13,807	13,622	14,769	15,221	15,128	15,311	15,551	15,999	16,220	16,326	16,443	16,658	16,216	16,615	16,314	16,772	16,139	15,891	15,902	14,972	15,015	14,099	14,821	14,369	13,264	13,708	14,605	14,294	15,078	14,652	14,912	15,049	14,784	15,282	15,647	15,300	14,780	14,359	15,417	16,184	16,164	16,426	16,817	16,289	16,719	16,862	17,292	17,679	18,038	17,571	18,061	17,522	17,972	18,110	17,818	17,995	18,477	19,040	19,102	19,515	19,919	20,085	20,178	20,316	20,790	21,284	20,109	21,222	21,870	22,006
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderate Target Risk Index
Accumulated Value	10,000	10,279	10,301	10,340	10,189	10,245		10,379	10,547	10,761	10,814	10,927	11,053	11,095	11,284	11,341	11,472	11,615	11,773	11,901	12,224	11,873	11,797	11,809	11,881	11,863	12,070	12,176	12,163	11,590	11,751	11,335	11,957	12,164	12,318	12,556	12,180	12,704	12,744	12,635	12,821	13,033	13,213	13,491	13,456	12,859	11,686	12,519	12,919	13,174	13,642	14,051	13,807	13,622	14,769	15,221	15,128	15,311	15,551	15,999	16,220	16,326	16,443	16,658	16,216	16,615	16,314	16,772	16,139	15,891	15,902	14,972	15,015	14,099	14,821	14,369	13,264	13,708	14,605	14,294	15,078	14,652	14,912	15,049	14,784	15,282	15,647	15,300	14,780	14,359	15,417	16,184	16,164	16,426	16,817	16,289	16,719	16,862	17,292	17,679	18,038	17,571	18,061	17,522	17,972	18,110	17,818	17,995	18,477	19,040	19,102	19,515	19,919	20,085	20,178	20,316	20,790	21,284	20,109	21,222	21,870	22,006
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Conservative Target Risk Index
Accumulated Value	10,000	10,122	10,115	10,144	10,042	9,908		9,957	10,033	10,135	10,155	10,240	10,328	10,323	10,420	10,491	10,505	10,550	10,594	10,654	10,704	10,552	10,564	10,519	10,567	10,564	10,632	10,691	10,658	10,452	10,537	10,527	10,797	10,858	11,018	11,092	11,082	11,322	11,352	11,442	11,483	11,572	11,612	11,708	11,828	11,759	11,314	11,716	11,906	12,046	12,322	12,411	12,326	12,236	12,680	12,849	12,757	12,643	12,643	12,845	12,955	13,033	13,156	13,202	12,993	13,084	13,022	13,139	12,807	12,641	12,427	11,899	11,950	11,560	11,936	11,599	10,945	11,010	11,518	11,412	11,819	11,520	11,769	11,854	11,695	11,804	11,906	11,763	11,443	11,233	11,821	12,295	12,269	12,226	12,388	12,064	12,310	12,416	12,726	12,953	13,152	12,813	13,002	12,734	12,895	13,112	13,059	13,161	13,214	13,479	13,459	13,686	13,867	13,956	14,033	14,058	14,197	14,453	14,004	14,281	14,444	14,479
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Conservative Target Risk Index
Accumulated Value	10,000	10,122	10,115	10,144	10,042	9,908		9,957	10,033	10,135	10,155	10,240	10,328	10,323	10,420	10,491	10,505	10,550	10,594	10,654	10,704	10,552	10,564	10,519	10,567	10,564	10,632	10,691	10,658	10,452	10,537	10,527	10,797	10,858	11,018	11,092	11,082	11,322	11,352	11,442	11,483	11,572	11,612	11,708	11,828	11,759	11,314	11,716	11,906	12,046	12,322	12,411	12,326	12,236	12,680	12,849	12,757	12,643	12,643	12,845	12,955	13,033	13,156	13,202	12,993	13,084	13,022	13,139	12,807	12,641	12,427	11,899	11,950	11,560	11,936	11,599	10,945	11,010	11,518	11,412	11,819	11,520	11,769	11,854	11,695	11,804	11,906	11,763	11,443	11,233	11,821	12,295	12,269	12,226	12,388	12,064	12,310	12,416	12,726	12,953	13,152	12,813	13,002	12,734	12,895	13,112	13,059	13,161	13,214	13,479	13,459	13,686	13,867	13,956	14,033	14,058	14,197	14,453	14,004	14,281	14,444	14,479
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Conservative Target Risk Index
Accumulated Value	10,000	10,122	10,115	10,144	10,042	9,908		9,957	10,033	10,135	10,155	10,240	10,328	10,323	10,420	10,491	10,505	10,550	10,594	10,654	10,704	10,552	10,564	10,519	10,567	10,564	10,632	10,691	10,658	10,452	10,537	10,527	10,797	10,858	11,018	11,092	11,082	11,322	11,352	11,442	11,483	11,572	11,612	11,708	11,828	11,759	11,314	11,716	11,906	12,046	12,322	12,411	12,326	12,236	12,680	12,849	12,757	12,643	12,643	12,845	12,955	13,033	13,156	13,202	12,993	13,084	13,022	13,139	12,807	12,641	12,427	11,899	11,950	11,560	11,936	11,599	10,945	11,010	11,518	11,412	11,819	11,520	11,769	11,854	11,695	11,804	11,906	11,763	11,443	11,233	11,821	12,295	12,269	12,226	12,388	12,064	12,310	12,416	12,726	12,953	13,152	12,813	13,002	12,734	12,895	13,112	13,059	13,161	13,214	13,479	13,459	13,686	13,867	13,956	14,033	14,058	14,197	14,453	14,004	14,281	14,444	14,479
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Aggressive Target Risk Index
Accumulated Value	10,000	10,423	10,469	10,525	10,323	10,543		10,752	11,012	11,319	11,414	11,562	11,735	11,823	12,106	12,141	12,398	12,637	12,918	13,112	13,746	13,198	13,024	13,100	13,202	13,173	13,524	13,686	13,688	12,704	12,942	12,041	13,023	13,384	13,514	13,924	13,154	13,973	14,022	13,697	14,022	14,363	14,689	15,161	14,943	13,760	11,716	12,927	13,513	13,860	14,511	15,232	14,832	14,571	16,419	17,171	17,099	17,629	18,137	18,862	19,194	19,324	19,407	19,824	19,121	19,887	19,285	20,141	19,167	18,851	19,164	17,803	17,822	16,309	17,401	16,839	15,276	16,208	17,492	16,933	18,140	17,602	17,848	18,030	17,653	18,632	19,338	18,753	18,025	17,381	18,948	20,032	20,003	20,685	21,347	20,598	21,233	21,403	21,980	22,547	23,076	22,516	23,427	22,537	23,375	23,322	22,693	22,989	24,054	24,989	25,150	25,814	26,482	26,715	26,833	27,141	28,087	28,866	26,730	29,025	30,344	30,636
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Aggressive Target Risk Index
Accumulated Value	10,000	10,423	10,469	10,525	10,323	10,543		10,752	11,012	11,319	11,414	11,562	11,735	11,823	12,106	12,141	12,398	12,637	12,918	13,112	13,746	13,198	13,024	13,100	13,202	13,173	13,524	13,686	13,688	12,704	12,942	12,041	13,023	13,384	13,514	13,924	13,154	13,973	14,022	13,697	14,022	14,363	14,689	15,161	14,943	13,760	11,716	12,927	13,513	13,860	14,511	15,232	14,832	14,571	16,419	17,171	17,099	17,629	18,137	18,862	19,194	19,324	19,407	19,824	19,121	19,887	19,285	20,141	19,167	18,851	19,164	17,803	17,822	16,309	17,401	16,839	15,276	16,208	17,492	16,933	18,140	17,602	17,848	18,030	17,653	18,632	19,338	18,753	18,025	17,381	18,948	20,032	20,003	20,685	21,347	20,598	21,233	21,403	21,980	22,547	23,076	22,516	23,427	22,537	23,375	23,322	22,693	22,989	24,054	24,989	25,150	25,814	26,482	26,715	26,833	27,141	28,087	28,866	26,730	29,025	30,344	30,636
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Aggressive Target Risk Index
Accumulated Value	10,000	10,423	10,469	10,525	10,323	10,543		10,752	11,012	11,319	11,414	11,562	11,735	11,823	12,106	12,141	12,398	12,637	12,918	13,112	13,746	13,198	13,024	13,100	13,202	13,173	13,524	13,686	13,688	12,704	12,942	12,041	13,023	13,384	13,514	13,924	13,154	13,973	14,022	13,697	14,022	14,363	14,689	15,161	14,943	13,760	11,716	12,927	13,513	13,860	14,511	15,232	14,832	14,571	16,419	17,171	17,099	17,629	18,137	18,862	19,194	19,324	19,407	19,824	19,121	19,887	19,285	20,141	19,167	18,851	19,164	17,803	17,822	16,309	17,401	16,839	15,276	16,208	17,492	16,933	18,140	17,602	17,848	18,030	17,653	18,632	19,338	18,753	18,025	17,381	18,948	20,032	20,003	20,685	21,347	20,598	21,233	21,403	21,980	22,547	23,076	22,516	23,427	22,537	23,375	23,322	22,693	22,989	24,054	24,989	25,150	25,814	26,482	26,715	26,833	27,141	28,087	28,866	26,730	29,025	30,344	30,636
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Global Allocation Index
Accumulated Value	10,000	10,301	10,316	10,377	10,172	10,102		10,234	10,441	10,646	10,737	10,890	11,084	11,117	11,346	11,411	11,531	11,666	11,848	11,980	12,399	12,048	11,960	11,967	11,985	11,941	12,146	12,250	12,234	11,622	11,757	11,320	11,911	12,083	12,234	12,466	12,108	12,652	12,674	12,596	12,712	12,954	13,118	13,418	13,400	12,780	11,592	12,387	12,771	13,051	13,602	14,087	13,803	13,600	14,733	15,235	15,139	15,272	15,451	15,958	16,155	16,253	16,377	16,611	16,101	16,551	16,270	16,653	15,976	15,668	15,684	14,623	14,643	13,702	14,416	13,909	12,813	13,241	14,119	13,805	14,573	14,165	14,548	14,696	14,501	15,032	15,398	15,066	14,524	14,159	15,221	15,939	15,917	16,255	16,619	16,120	16,618	16,842	17,230	17,626	17,985	17,499	17,936	17,498	17,889	17,927	17,544	17,801	18,381	19,005	19,086	19,497	19,977	20,238	20,283	20,417	20,878	21,186	19,993	21,331	22,045	21,919
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Global Allocation Index
Accumulated Value	10,000	10,301	10,316	10,377	10,172	10,102		10,234	10,441	10,646	10,737	10,890	11,084	11,117	11,346	11,411	11,531	11,666	11,848	11,980	12,399	12,048	11,960	11,967	11,985	11,941	12,146	12,250	12,234	11,622	11,757	11,320	11,911	12,083	12,234	12,466	12,108	12,652	12,674	12,596	12,712	12,954	13,118	13,418	13,400	12,780	11,592	12,387	12,771	13,051	13,602	14,087	13,803	13,600	14,733	15,235	15,139	15,272	15,451	15,958	16,155	16,253	16,377	16,611	16,101	16,551	16,270	16,653	15,976	15,668	15,684	14,623	14,643	13,702	14,416	13,909	12,813	13,241	14,119	13,805	14,573	14,165	14,548	14,696	14,501	15,032	15,398	15,066	14,524	14,159	15,221	15,939	15,917	16,255	16,619	16,120	16,618	16,842	17,230	17,626	17,985	17,499	17,936	17,498	17,889	17,927	17,544	17,801	18,381	19,005	19,086	19,497	19,977	20,238	20,283	20,417	20,878	21,186	19,993	21,331	22,045	21,919
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Global Allocation Index
Accumulated Value	10,000	10,301	10,316	10,377	10,172	10,102		10,234	10,441	10,646	10,737	10,890	11,084	11,117	11,346	11,411	11,531	11,666	11,848	11,980	12,399	12,048	11,960	11,967	11,985	11,941	12,146	12,250	12,234	11,622	11,757	11,320	11,911	12,083	12,234	12,466	12,108	12,652	12,674	12,596	12,712	12,954	13,118	13,418	13,400	12,780	11,592	12,387	12,771	13,051	13,602	14,087	13,803	13,600	14,733	15,235	15,139	15,272	15,451	15,958	16,155	16,253	16,377	16,611	16,101	16,551	16,270	16,653	15,976	15,668	15,684	14,623	14,643	13,702	14,416	13,909	12,813	13,241	14,119	13,805	14,573	14,165	14,548	14,696	14,501	15,032	15,398	15,066	14,524	14,159	15,221	15,939	15,917	16,255	16,619	16,120	16,618	16,842	17,230	17,626	17,985	17,499	17,936	17,498	17,889	17,927	17,544	17,801	18,381	19,005	19,086	19,497	19,977	20,238	20,283	20,417	20,878	21,186	19,993	21,331	22,045	21,919
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderately Conservative Target Risk Index
Accumulated Value	10,000	10,200	10,210	10,245	10,119	10,080		10,172	10,293	10,450	10,488	10,586	10,696	10,715	10,852	10,917	10,991	11,086	11,183	11,277	11,453	11,206	11,173	11,156	11,225	11,217	11,354	11,442	11,421	11,039	11,162	10,954	11,394	11,530	11,690	11,845	11,657	12,033	12,073	12,073	12,180	12,326	12,441	12,624	12,683	12,372	11,594	12,223	12,524	12,723	13,097	13,349	13,182	13,042	13,822	14,121	14,029	14,052	14,166	14,484	14,637	14,744	14,870	14,995	14,682	14,917	14,748	15,020	14,540	14,328	14,217	13,498	13,545	12,923	13,473	13,084	12,235	12,475	13,152	12,940	13,526	13,175	13,444	13,553	13,364	13,656	13,875	13,650	13,241	12,940	13,743	14,349	14,341	14,446	14,710	14,290	14,625	14,762	15,130	15,429	15,695	15,308	15,658	15,268	15,564	15,743	15,566	15,694	15,942	16,338	16,359	16,669	16,946	17,067	17,163	17,232	17,504	17,853	17,107	17,746	18,113	18,201
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderately Conservative Target Risk Index
Accumulated Value	10,000	10,200	10,210	10,245	10,119	10,080		10,172	10,293	10,450	10,488	10,586	10,696	10,715	10,852	10,917	10,991	11,086	11,183	11,277	11,453	11,206	11,173	11,156	11,225	11,217	11,354	11,442	11,421	11,039	11,162	10,954	11,394	11,530	11,690	11,845	11,657	12,033	12,073	12,073	12,180	12,326	12,441	12,624	12,683	12,372	11,594	12,223	12,524	12,723	13,097	13,349	13,182	13,042	13,822	14,121	14,029	14,052	14,166	14,484	14,637	14,744	14,870	14,995	14,682	14,917	14,748	15,020	14,540	14,328	14,217	13,498	13,545	12,923	13,473	13,084	12,235	12,475	13,152	12,940	13,526	13,175	13,444	13,553	13,364	13,656	13,875	13,650	13,241	12,940	13,743	14,349	14,341	14,446	14,710	14,290	14,625	14,762	15,130	15,429	15,695	15,308	15,658	15,268	15,564	15,743	15,566	15,694	15,942	16,338	16,359	16,669	16,946	17,067	17,163	17,232	17,504	17,853	17,107	17,746	18,113	18,201
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderately Conservative Target Risk Index
Accumulated Value	10,000	10,200	10,210	10,245	10,119	10,080		10,172	10,293	10,450	10,488	10,586	10,696	10,715	10,852	10,917	10,991	11,086	11,183	11,277	11,453	11,206	11,173	11,156	11,225	11,217	11,354	11,442	11,421	11,039	11,162	10,954	11,394	11,530	11,690	11,845	11,657	12,033	12,073	12,073	12,180	12,326	12,441	12,624	12,683	12,372	11,594	12,223	12,524	12,723	13,097	13,349	13,182	13,042	13,822	14,121	14,029	14,052	14,166	14,484	14,637	14,744	14,870	14,995	14,682	14,917	14,748	15,020	14,540	14,328	14,217	13,498	13,545	12,923	13,473	13,084	12,235	12,475	13,152	12,940	13,526	13,175	13,444	13,553	13,364	13,656	13,875	13,650	13,241	12,940	13,743	14,349	14,341	14,446	14,710	14,290	14,625	14,762	15,130	15,429	15,695	15,308	15,658	15,268	15,564	15,743	15,566	15,694	15,942	16,338	16,359	16,669	16,946	17,067	17,163	17,232	17,504	17,853	17,107	17,746	18,113	18,201
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderate Target Risk Index
Accumulated Value	10,000	10,279	10,301	10,340	10,189	10,245		10,379	10,547	10,761	10,814	10,927	11,053	11,095	11,284	11,341	11,472	11,615	11,773	11,901	12,224	11,873	11,797	11,809	11,881	11,863	12,070	12,176	12,163	11,590	11,751	11,335	11,957	12,164	12,318	12,556	12,180	12,704	12,744	12,635	12,821	13,033	13,213	13,491	13,456	12,859	11,686	12,519	12,919	13,174	13,642	14,051	13,807	13,622	14,769	15,221	15,128	15,311	15,551	15,999	16,220	16,326	16,443	16,658	16,216	16,615	16,314	16,772	16,139	15,891	15,902	14,972	15,015	14,099	14,821	14,369	13,264	13,708	14,605	14,294	15,078	14,652	14,912	15,049	14,784	15,282	15,647	15,300	14,780	14,359	15,417	16,184	16,164	16,426	16,817	16,289	16,719	16,862	17,292	17,679	18,038	17,571	18,061	17,522	17,972	18,110	17,818	17,995	18,477	19,040	19,102	19,515	19,919	20,085	20,178	20,316	20,790	21,284	20,109	21,222	21,870	22,006
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderate Target Risk Index
Accumulated Value	10,000	10,279	10,301	10,340	10,189	10,245		10,379	10,547	10,761	10,814	10,927	11,053	11,095	11,284	11,341	11,472	11,615	11,773	11,901	12,224	11,873	11,797	11,809	11,881	11,863	12,070	12,176	12,163	11,590	11,751	11,335	11,957	12,164	12,318	12,556	12,180	12,704	12,744	12,635	12,821	13,033	13,213	13,491	13,456	12,859	11,686	12,519	12,919	13,174	13,642	14,051	13,807	13,622	14,769	15,221	15,128	15,311	15,551	15,999	16,220	16,326	16,443	16,658	16,216	16,615	16,314	16,772	16,139	15,891	15,902	14,972	15,015	14,099	14,821	14,369	13,264	13,708	14,605	14,294	15,078	14,652	14,912	15,049	14,784	15,282	15,647	15,300	14,780	14,359	15,417	16,184	16,164	16,426	16,817	16,289	16,719	16,862	17,292	17,679	18,038	17,571	18,061	17,522	17,972	18,110	17,818	17,995	18,477	19,040	19,102	19,515	19,919	20,085	20,178	20,316	20,790	21,284	20,109	21,222	21,870	22,006
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderate Target Risk Index
Accumulated Value	10,000	10,279	10,301	10,340	10,189	10,245		10,379	10,547	10,761	10,814	10,927	11,053	11,095	11,284	11,341	11,472	11,615	11,773	11,901	12,224	11,873	11,797	11,809	11,881	11,863	12,070	12,176	12,163	11,590	11,751	11,335	11,957	12,164	12,318	12,556	12,180	12,704	12,744	12,635	12,821	13,033	13,213	13,491	13,456	12,859	11,686	12,519	12,919	13,174	13,642	14,051	13,807	13,622	14,769	15,221	15,128	15,311	15,551	15,999	16,220	16,326	16,443	16,658	16,216	16,615	16,314	16,772	16,139	15,891	15,902	14,972	15,015	14,099	14,821	14,369	13,264	13,708	14,605	14,294	15,078	14,652	14,912	15,049	14,784	15,282	15,647	15,300	14,780	14,359	15,417	16,184	16,164	16,426	16,817	16,289	16,719	16,862	17,292	17,679	18,038	17,571	18,061	17,522	17,972	18,110	17,818	17,995	18,477	19,040	19,102	19,515	19,919	20,085	20,178	20,316	20,790	21,284	20,109	21,222	21,870	22,006
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400
Accumulated Value	10,000	10,429	10,481	10,414	10,136	10,947		11,187	11,374	11,673	11,628	11,725	11,668	11,857	11,961	11,778	12,239	12,516	12,976	13,004	13,378	12,785	12,904	12,870	13,401	13,458	13,695	14,133	13,978	12,643	13,038	11,563	12,772	13,314	13,238	13,770	12,673	13,641	13,803	13,224	13,629	13,783	14,193	14,592	14,211	12,862	10,258	11,713	12,570	12,728	13,315	13,782	13,335	13,625	15,570	16,585	16,835	17,980	18,819	19,667	19,705	19,503	19,571	19,952	19,160	20,288	19,692	20,692	19,200	19,414	19,683	18,284	18,421	16,648	18,455	17,882	16,238	17,946	19,044	17,989	19,649	19,293	18,674	18,528	17,937	19,580	20,388	19,798	18,757	17,756	19,267	20,946	20,588	21,811	23,031	21,645	22,595	22,238	23,529	23,510	23,782	23,614	25,694	23,864	24,782	23,705	22,408	21,903	23,086	23,912	24,299	25,124	25,239	25,121	25,635	25,654	26,693	27,793	26,296	28,363	29,059	30,101
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Index
Accumulated Value	10,000	10,597	10,784	10,905	10,386	11,544		11,868	11,915	12,145	12,160	12,294	12,044	12,460	12,553	12,393	13,166	13,279	13,661	13,606	13,962	13,421	13,595	13,712	14,545	14,649	14,904	15,547	15,173	13,525	13,740	12,108	13,470	14,170	13,873	14,345	13,229	14,164	14,246	13,542	13,824	14,188	14,772	15,198	14,711	13,472	10,545	11,994	12,774	13,226	13,592	14,357	13,878	14,169	16,780	18,232	19,149	20,343	20,547	20,978	21,022	21,429	20,655	21,117	20,495	21,366	20,476	20,933	18,918	19,120	19,358	17,439	17,466	16,029	17,703	17,341	15,679	17,405	17,811	16,655	18,279	17,970	17,111	16,804	16,649	18,002	19,103	18,147	17,079	15,914	17,355	19,475	18,718	19,776	20,484	19,042	19,997	19,812	21,825	21,499	21,650	21,337	23,677	21,722	22,291	21,099	19,663	19,209	20,234	21,334	21,704	23,255	23,979	24,412	24,647	24,504	25,815	26,023	24,721	27,740	28,952	30,034
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400
Accumulated Value	10,000	10,429	10,481	10,414	10,136	10,947		11,187	11,374	11,673	11,628	11,725	11,668	11,857	11,961	11,778	12,239	12,516	12,976	13,004	13,378	12,785	12,904	12,870	13,401	13,458	13,695	14,133	13,978	12,643	13,038	11,563	12,772	13,314	13,238	13,770	12,673	13,641	13,803	13,224	13,629	13,783	14,193	14,592	14,211	12,862	10,258	11,713	12,570	12,728	13,315	13,782	13,335	13,625	15,570	16,585	16,835	17,980	18,819	19,667	19,705	19,503	19,571	19,952	19,160	20,288	19,692	20,692	19,200	19,414	19,683	18,284	18,421	16,648	18,455	17,882	16,238	17,946	19,044	17,989	19,649	19,293	18,674	18,528	17,937	19,580	20,388	19,798	18,757	17,756	19,267	20,946	20,588	21,811	23,031	21,645	22,595	22,238	23,529	23,510	23,782	23,614	25,694	23,864	24,782	23,705	22,408	21,903	23,086	23,912	24,299	25,124	25,239	25,121	25,635	25,654	26,693	27,793	26,296	28,363	29,059	30,101
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Index
Accumulated Value	10,000	10,597	10,784	10,905	10,386	11,544		11,868	11,915	12,145	12,160	12,294	12,044	12,460	12,553	12,393	13,166	13,279	13,661	13,606	13,962	13,421	13,595	13,712	14,545	14,649	14,904	15,547	15,173	13,525	13,740	12,108	13,470	14,170	13,873	14,345	13,229	14,164	14,246	13,542	13,824	14,188	14,772	15,198	14,711	13,472	10,545	11,994	12,774	13,226	13,592	14,357	13,878	14,169	16,780	18,232	19,149	20,343	20,547	20,978	21,022	21,429	20,655	21,117	20,495	21,366	20,476	20,933	18,918	19,120	19,358	17,439	17,466	16,029	17,703	17,341	15,679	17,405	17,811	16,655	18,279	17,970	17,111	16,804	16,649	18,002	19,103	18,147	17,079	15,914	17,355	19,475	18,718	19,776	20,484	19,042	19,997	19,812	21,825	21,499	21,650	21,337	23,677	21,722	22,291	21,099	19,663	19,209	20,234	21,334	21,704	23,255	23,979	24,412	24,647	24,504	25,815	26,023	24,721	27,740	28,952	30,034
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name							S&P MidCap 400
Accumulated Value	10,000	10,429	10,481	10,414	10,136	10,947		11,187	11,374	11,673	11,628	11,725	11,668	11,857	11,961	11,778	12,239	12,516	12,976	13,004	13,378	12,785	12,904	12,870	13,401	13,458	13,695	14,133	13,978	12,643	13,038	11,563	12,772	13,314	13,238	13,770	12,673	13,641	13,803	13,224	13,629	13,783	14,193	14,592	14,211	12,862	10,258	11,713	12,570	12,728	13,315	13,782	13,335	13,625	15,570	16,585	16,835	17,980	18,819	19,667	19,705	19,503	19,571	19,952	19,160	20,288	19,692	20,692	19,200	19,414	19,683	18,284	18,421	16,648	18,455	17,882	16,238	17,946	19,044	17,989	19,649	19,293	18,674	18,528	17,937	19,580	20,388	19,798	18,757	17,756	19,267	20,946	20,588	21,811	23,031	21,645	22,595	22,238	23,529	23,510	23,782	23,614	25,694	23,864	24,782	23,705	22,408	21,903	23,086	23,912	24,299	25,124	25,239	25,121	25,635	25,654	26,693	27,793	26,296	28,363	29,059	30,101
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Index
Accumulated Value	10,000	10,597	10,784	10,905	10,386	11,544		11,868	11,915	12,145	12,160	12,294	12,044	12,460	12,553	12,393	13,166	13,279	13,661	13,606	13,962	13,421	13,595	13,712	14,545	14,649	14,904	15,547	15,173	13,525	13,740	12,108	13,470	14,170	13,873	14,345	13,229	14,164	14,246	13,542	13,824	14,188	14,772	15,198	14,711	13,472	10,545	11,994	12,774	13,226	13,592	14,357	13,878	14,169	16,780	18,232	19,149	20,343	20,547	20,978	21,022	21,429	20,655	21,117	20,495	21,366	20,476	20,933	18,918	19,120	19,358	17,439	17,466	16,029	17,703	17,341	15,679	17,405	17,811	16,655	18,279	17,970	17,111	16,804	16,649	18,002	19,103	18,147	17,079	15,914	17,355	19,475	18,718	19,776	20,484	19,042	19,997	19,812	21,825	21,499	21,650	21,337	23,677	21,722	22,291	21,099	19,663	19,209	20,234	21,334	21,704	23,255	23,979	24,412	24,647	24,504	25,815	26,023	24,721	27,740	28,952	30,034
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderate Target Risk Index
Accumulated Value	10,000	10,279	10,301	10,340	10,189	10,245		10,379	10,547	10,761	10,814	10,927	11,053	11,095	11,284	11,341	11,472	11,615	11,773	11,901	12,224	11,873	11,797	11,809	11,881	11,863	12,070	12,176	12,163	11,590	11,751	11,335	11,957	12,164	12,318	12,556	12,180	12,704	12,744	12,635	12,821	13,033	13,213	13,491	13,456	12,859	11,686	12,519	12,919	13,174	13,642	14,051	13,807	13,622	14,769	15,221	15,128	15,311	15,551	15,999	16,220	16,326	16,443	16,658	16,216	16,615	16,314	16,772	16,139	15,891	15,902	14,972	15,015	14,099	14,821	14,369	13,264	13,708	14,605	14,294	15,078	14,652	14,912	15,049	14,784	15,282	15,647	15,300	14,780	14,359	15,417	16,184	16,164	16,426	16,817	16,289	16,719	16,862	17,292	17,679	18,038	17,571	18,061	17,522	17,972	18,110	17,818	17,995	18,477	19,040	19,102	19,515	19,919	20,085	20,178	20,316	20,790	21,284	20,109	21,222	21,870	22,006
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderate Target Risk Index
Accumulated Value	10,000	10,279	10,301	10,340	10,189	10,245		10,379	10,547	10,761	10,814	10,927	11,053	11,095	11,284	11,341	11,472	11,615	11,773	11,901	12,224	11,873	11,797	11,809	11,881	11,863	12,070	12,176	12,163	11,590	11,751	11,335	11,957	12,164	12,318	12,556	12,180	12,704	12,744	12,635	12,821	13,033	13,213	13,491	13,456	12,859	11,686	12,519	12,919	13,174	13,642	14,051	13,807	13,622	14,769	15,221	15,128	15,311	15,551	15,999	16,220	16,326	16,443	16,658	16,216	16,615	16,314	16,772	16,139	15,891	15,902	14,972	15,015	14,099	14,821	14,369	13,264	13,708	14,605	14,294	15,078	14,652	14,912	15,049	14,784	15,282	15,647	15,300	14,780	14,359	15,417	16,184	16,164	16,426	16,817	16,289	16,719	16,862	17,292	17,679	18,038	17,571	18,061	17,522	17,972	18,110	17,818	17,995	18,477	19,040	19,102	19,515	19,919	20,085	20,178	20,316	20,790	21,284	20,109	21,222	21,870	22,006
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name							Morningstar Moderate Target Risk Index
Accumulated Value	10,000	10,279	10,301	10,340	10,189	10,245		10,379	10,547	10,761	10,814	10,927	11,053	11,095	11,284	11,341	11,472	11,615	11,773	11,901	12,224	11,873	11,797	11,809	11,881	11,863	12,070	12,176	12,163	11,590	11,751	11,335	11,957	12,164	12,318	12,556	12,180	12,704	12,744	12,635	12,821	13,033	13,213	13,491	13,456	12,859	11,686	12,519	12,919	13,174	13,642	14,051	13,807	13,622	14,769	15,221	15,128	15,311	15,551	15,999	16,220	16,326	16,443	16,658	16,216	16,615	16,314	16,772	16,139	15,891	15,902	14,972	15,015	14,099	14,821	14,369	13,264	13,708	14,605	14,294	15,078	14,652	14,912	15,049	14,784	15,282	15,647	15,300	14,780	14,359	15,417	16,184	16,164	16,426	16,817	16,289	16,719	16,862	17,292	17,679	18,038	17,571	18,061	17,522	17,972	18,110	17,818	17,995	18,477	19,040	19,102	19,515	19,919	20,085	20,178	20,316	20,790	21,284	20,109	21,222	21,870	22,006
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Accumulated Value	10,000	10,002	10,005	10,008	10,010	10,011		10,015	10,019	10,023	10,025	10,031	10,037	10,045	10,052	10,061	10,070	10,078	10,087	10,096	10,108	10,117	10,130	10,144	10,158	10,175	10,191	10,207	10,223	10,242	10,261	10,281	10,301	10,320	10,341	10,362	10,383	10,405	10,425	10,443	10,461	10,480	10,493	10,508	10,521	10,535	10,557	10,557	10,558	10,559	10,560	10,561	10,562	10,563	10,564	10,564	10,565	10,566	10,566	10,566	10,566	10,566	10,567	10,567	10,567	10,568	10,568	10,569	10,569	10,570	10,572	10,575	10,580	10,585	10,594	10,614	10,635	10,658	10,692	10,730	10,766	10,804	10,847	10,889	10,933	10,979	11,028	11,078	11,127	11,178	11,228	11,281	11,330	11,378	11,430	11,479	11,535	11,583	11,635	11,691	11,741	11,787	11,834	11,881	11,925	11,964	12,005	12,047	12,092	12,134	12,178	12,225	12,267	12,311	12,348	12,391	12,428	12,462	12,500	12,538	12,577	12,614
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Accumulated Value	10,000	10,002	10,005	10,008	10,010	10,011		10,015	10,019	10,023	10,025	10,031	10,037	10,045	10,052	10,061	10,070	10,078	10,087	10,096	10,108	10,117	10,130	10,144	10,158	10,175	10,191	10,207	10,223	10,242	10,261	10,281	10,301	10,320	10,341	10,362	10,383	10,405	10,425	10,443	10,461	10,480	10,493	10,508	10,521	10,535	10,557	10,557	10,558	10,559	10,560	10,561	10,562	10,563	10,564	10,564	10,565	10,566	10,566	10,566	10,566	10,566	10,567	10,567	10,567	10,568	10,568	10,569	10,569	10,570	10,572	10,575	10,580	10,585	10,594	10,614	10,635	10,658	10,692	10,730	10,766	10,804	10,847	10,889	10,933	10,979	11,028	11,078	11,127	11,178	11,228	11,281	11,330	11,378	11,430	11,479	11,535	11,583	11,635	11,691	11,741	11,787	11,834	11,881	11,925	11,964	12,005	12,047	12,092	12,134	12,178	12,225	12,267	12,311	12,348	12,391	12,428	12,462	12,500	12,538	12,577	12,614
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Accumulated Value	$ 10,000	$ 10,002	$ 10,005	$ 10,008	$ 10,010	$ 10,011		$ 10,015	$ 10,019	$ 10,023	$ 10,025	$ 10,031	$ 10,037	$ 10,045	$ 10,052	$ 10,061	$ 10,070	$ 10,078	$ 10,087	$ 10,096	$ 10,108	$ 10,117	$ 10,130	$ 10,144	$ 10,158	$ 10,175	$ 10,191	$ 10,207	$ 10,223	$ 10,242	$ 10,261	$ 10,281	$ 10,301	$ 10,320	$ 10,341	$ 10,362	$ 10,383	$ 10,405	$ 10,425	$ 10,443	$ 10,461	$ 10,480	$ 10,493	$ 10,508	$ 10,521	$ 10,535	$ 10,557	$ 10,557	$ 10,558	$ 10,559	$ 10,560	$ 10,561	$ 10,562	$ 10,563	$ 10,564	$ 10,564	$ 10,565	$ 10,566	$ 10,566	$ 10,566	$ 10,566	$ 10,566	$ 10,567	$ 10,567	$ 10,567	$ 10,568	$ 10,568	$ 10,569	$ 10,569	$ 10,570	$ 10,572	$ 10,575	$ 10,580	$ 10,585	$ 10,594	$ 10,614	$ 10,635	$ 10,658	$ 10,692	$ 10,730	$ 10,766	$ 10,804	$ 10,847	$ 10,889	$ 10,933	$ 10,979	$ 11,028	$ 11,078	$ 11,127	$ 11,178	$ 11,228	$ 11,281	$ 11,330	$ 11,378	$ 11,430	$ 11,479	$ 11,535	$ 11,583	$ 11,635	$ 11,691	$ 11,741	$ 11,787	$ 11,834	$ 11,881	$ 11,925	$ 11,964	$ 12,005	$ 12,047	$ 12,092	$ 12,134	$ 12,178	$ 12,225	$ 12,267	$ 12,311	$ 12,348	$ 12,391	$ 12,428	$ 12,462	$ 12,500	$ 12,538	$ 12,577	$ 12,614